Mar. 28, 2024
TIAA-CREF Social Choice Equity Fund
TIAA-CREF Social Choice Equity Fund

TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

TIAA-CREF Social Choice Equity Fund (the “Fund”)

SUPPLEMENT NO. 2
dated March 28, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 3
dated March 28, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

This supplement supersedes and replaces in its entirety the Summary Prospectus and Statutory Prospectus supplement dated March 1, 2024.

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the Fund’s name and non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective May 1, 2024. Therefore, effective as of May 1, 2024, all references to the TIAA-CREF Social Choice Equity Fund in both the Summary Prospectus and Statutory Prospectus are hereby changed to the Nuveen Large Cap Responsible Equity Fund.

Additionally, effective as of May 1, 2024, the following language hereby replaces the Fund’s 80% policy found in the first sentence in the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities that meet the Fund’s ESG criteria.

Further, effective as of May 1, 2024, the following language hereby replaces in its entirety the last sentence of the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

For purposes of the 80% investment policy, “large-cap” securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index and “assets” means net assets, plus the amount of any borrowings for investment purposes.